Condensed Consolidated Statements of Operations (Parenthetical)				9 Months Ended
	Aug. 26, 2016	Apr. 01, 2016	Jun. 17, 2015	Sep. 30, 2016
Reverse split	1-for-1,000	1-for-100 reverse stock split	1-for-100 reverse split
October 27, 2016 [Member]
Reverse split				1-for-10 reverse split